Class I | Cohen & Steers Dividend Value Fund, Inc.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Class I Cohen & Steers Dividend Value Fund, Inc.
Management Fee	[1]	0.80%
Other Expenses	[1]	0.34%
Service Fee	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	1.15%
Fee Waiver/Expense Reimbursement	[1][2]	(0.35%)
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	[1]	0.80%
[1]	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ending February 29, 2012, including additional expenses expected to be incurred due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.
[2]	Through June 30, 2014, Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's total annual Fund operating expenses at 0.80% for the Class I shares. This contractual agreement can only be amended by agreement of the Fund and the Advisor to lower the net amount shown and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Cohen & Steers Dividend Value Fund, Inc.	82	275	545	1,316